Note 12. Stock Warrants (Details) - shares	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Details
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Period Increase (Decrease)	4,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number	2,684,000	2,679,742	2,624,142